Accounting Judgments and Estimates	6 Months Ended
Jun. 30, 2025
Accounting Judgments and Estimates [Abstract]
Accounting judgments and estimates

4. Accounting judgments and estimates

The preparation of the financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

(i)	Provision for expected credit losses on trade receivables

The Group estimates the loss allowances for trade receivables by assessing the ECLs. This requires the use of estimates and judgements. ECLs are based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, and an assessment of both the current and forecast general economic conditions at the end of the reporting period. Where the estimation is different from the original estimate, such difference will affect the carrying amounts of trade receivables and thus the impairment loss in the period in which such estimate is changed. The Group keeps assessing the expected credit loss of trade receivables during their expected lives.

(ii)	Interest rate used to determine the present value of lease liabilities

The interest rate used to determine the present value of the future lease payments is the Group’s incremental borrowing rate based on the information available at the lease commencement date. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

(iii)	Determining the lease term of a lease

The lease liability is initially recognized at the present value of the lease payments payable over the lease term. In determining the lease term at the commencement date for leases that include renewal options exercisable by the Group, the Group evaluates the likelihood of exercising the renewal options taking into account all relevant facts and circumstances that create an economic incentive for the Group to exercise the option, including favorable terms, leasehold improvements undertaken and the importance of that underlying asset to the Group’s operation. The lease term is reassessed when there is a significant event or significant change in circumstance that is within the Group’s control. Any increase or decrease in the lease term would affect the amount of lease liabilities and right-of-use assets recognized in future years.

(iv)	Redeemable convertible preference shares (“RCPS”)

As disclosed in note 3.12, redeemable preference shares without conversion option and carried at a fixed dividend rate, are recognized as financial liabilities measured initially at fair value and subsequently at amortized cost. Also, redeemable convertible preference shares with a fixed-to-fixed conversion option and carried at a fixed dividend rate, are classified as compound financial instruments with a debt host and equity conversion option. The accounting treatment of RCPS involves significant judgement.

On the issuance dates of the RCPS, the Group determined the carrying amount of the financial liabilities by measuring the fair value of a similar liability that does not have an associated equity component using valuation technique. It involves a number of valuation assumptions relating to market risks and the Company’s specific risk premium. The valuation technique used to derive the liability component of the RCPS, as disclosed in note 13, involves significant estimates. Any change in such assumptions and judgement would affect the carrying amounts of the liability component to be recognized and hence the net profit in future years.

(v)	Revenue recognition for construction service in progress at period end

Revenue from farm related construction service is recognized over contract period by reference to construction progress, which is determined on the stage of completion method. The stage of completion of a construction contract is determined based on the proportion that the contract costs incurred for work performed to-date bear to the total costs for the contract by referring to construction budgets and sub-contractors’ quotations.